Related Parties - Schedule of Transactions with Related Parties and their Affiliates (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Ultimate and Immediate Parent [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Service costs
Selling, general and administrative expenses
Finance costs	(2)	(1)	(3)	(1)
Depreciation charge of right-of-use asset
Other operating income
Other operating expenses	(14)	(1)	(36)	(3)
Finance income	6	6	14	16
Total	(10)	4	(25)	12
Total assets	48		48		$ 371
Total liabilities	(98)		(98)		(8)
Ultimate and Immediate Parent [Member] | LLC “Ukraine Tower Company” [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Right-of-use assets
Trade and other payables
Lease liabilities
Financial liabilities payable
Ultimate and Immediate Parent [Member] | VEON Amsterdam B.V. [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Financial assets					363
Loan Note Payable	(56)		(56)
Indemnity receivable	39		39
Other receivables	9		9
Ultimate and Immediate Parent [Member] | VEON Ltd. [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Financial assets					8
Trade and other payables	(14)		(14)		(8)
Other current liabilities	(28)		(28)
Entities Under Common Control [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Service costs	(8)		(15)	(5)
Selling, general and administrative expenses
Finance costs	(2)	(10)	(32)	(28)
Depreciation charge of right-of-use asset	(1)	(7)	(26)	(21)
Other operating income	1	1	2	1
Other operating expenses		1		(1)
Finance income
Total	(10)	$ (15)	(71)	$ (54)
Total assets	199		199		169
Total liabilities	(246)		(246)		(201)
Entities Under Common Control [Member] | LLC “Ukraine Tower Company” [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Right-of-use assets	199		199		169
Trade and other payables	(7)		(7)		(6)
Lease liabilities	(234)		(234)		(195)
Financial liabilities payable	(5)		(5)
Entities Under Common Control [Member] | VEON Amsterdam B.V. [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Financial assets
Loan Note Payable
Indemnity receivable
Other receivables
Entities Under Common Control [Member] | VEON Ltd. [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Financial assets
Trade and other payables
Other current liabilities
Key Management Personnel [Member]
Schedule of Transactions with Related Parties and their Affiliates [Line Items]
Service costs
Selling, general and administrative expenses	(1)		(1)
Finance costs
Depreciation charge of right-of-use asset
Other operating income
Other operating expenses
Finance income
Total	$ (1)		$ (1)